Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Revenues (Note 4)	$ 108,374	$ 116,894	$ 106,696
Revenues - related party (Notes 4, 5)	0	701	9,976
Total Revenues	108,374	117,595	116,672
Expenses:
Voyage expenses (Note 11)	2,930	9,113	4,667
Vessel operating expenses (Note 11)	26,632	26,427	27,398
Vessel operating expenses - related parties (Notes 5, 11)	3,917	4,221	4,466
General and administrative expenses (Notes 5, 14)	5,502	5,713	6,236
Vessel depreciation and amortization (Note 6)	29,261	32,813	35,979
Impairment of vessels (Note 6)	0	28,805	3,282
Operating income	40,132	10,503	34,644
Other income / (expense), net:
Interest expense and finance cost (Note 8)	(17,036)	(18,964)	(19,963)
Other income	1,325	850	1,114
Total other expense, net	(15,711)	(18,114)	(18,849)
Partnership's net income / (loss) from continuing operations attributable to:	24,421	(7,611)	15,795
Preferred unit holders' interest in Partnership's net income from continuing operations	2,652	11,101	11,101
Deemed dividend to preferred unit holders' (Note 13)	9,119	0	0
General Partner's interest in Partnership's net income / (loss) from continuing operations	236	(352)	86
Common unit holders' interest in Partnership's net income / (loss) from continuing operations	12,414	(18,360)	4,608
Partnership's net (loss) / income from discontinued operations (Note 3)	(146,876)	7,507	22,688
Total Partnership's comprehensive (loss) / income	$ (122,455)	$ (104)	$ 38,483
Net income / (loss) from continuing operations per (Note 15):
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ 0.68	$ (1.01)	$ 0.26
Weighted-average units outstanding:
Common units, basic and diluted (adjusted for the March 2019 Reverse Split)	18,178,144	18,100,455	17,692,192
Net (loss) / income from discontinued operations per:
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ (7.93)	$ 0.41	$ 1.25
Net (loss) / income from operations per:
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ (7.25)	$ (0.60)	$ 1.51